JRO
Nuveen Floating Rate Income Opportunity Fund
Portfolio of Investments    April 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	LONG-TERM INVESTMENTS – 156.6% (97.3% of Total Investments)
	VARIABLE RATE SENIOR LOAN INTERESTS – 139.6% (86.7% of Total Investments) (2)
	Aerospace & Defense – 2.4% (1.5% of Total Investments)
$376	Rexnord LLC/ RBS Global, Inc., Term Loan, First Lien	4.483%	1-Month LIBOR	2.000%	8/21/24	BB+	$376,515
4,449	Sequa Corporation, Term Loan, First Lien	7.776%	3-Month LIBOR	5.000%	11/28/21	B-	4,408,410
1,597	Sequa Corporation, Term Loan, Second Lien	11.583%	3-Month LIBOR	9.000%	4/28/22	Caa2	1,571,687
3,283	Transdigm, Inc., Term Loan E	4.983%	1-Month LIBOR	2.500%	5/30/25	Ba3	3,273,752
730	Transdigm, Inc., Term Loan F	4.983%	1-Month LIBOR	2.500%	6/09/23	Ba3	728,185
396	Transdigm, Inc., Term Loan G, First Lien	4.983%	1-Month LIBOR	2.500%	8/22/24	Ba3	394,714
10,831	Total Aerospace & Defense						10,753,263
	Air Freight & Logistics – 0.8% (0.5% of Total Investments)
926	Ceva Group PLC, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B1	895,584
1,070	PAE Holding Corporation, Term Loan B	7.983%	1-Month LIBOR	5.500%	10/20/22	B+	1,072,797
1,444	XPO Logistics, Inc., Term Loan B	4.483%	1-Month LIBOR	2.000%	2/24/25	BBB-	1,438,988
3,440	Total Air Freight & Logistics						3,407,369
	Airlines – 1.8% (1.1% of Total Investments)
2,703	American Airlines, Inc., Replacement Term Loan	4.481%	1-Month LIBOR	2.000%	10/10/21	BB+	2,702,835
1,436	American Airlines, Inc., Term Loan 2025	4.229%	1-Month LIBOR	1.750%	6/27/25	BB+	1,418,798
4,181	American Airlines, Inc., Term Loan B	4.473%	1-Month LIBOR	2.000%	12/14/23	BB+	4,160,275
8,320	Total Airlines						8,281,908
	Auto Components – 1.1% (0.7% of Total Investments)
1,124	DexKo Global, Inc., Term Loan B	5.983%	1-Month LIBOR	3.500%	7/24/24	B1	1,123,865
2,400	Johnson Controls Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	Ba3	2,412,732
1,469	Superior Industries International, Inc., Term Loan B	6.483%	1-Month LIBOR	4.000%	5/22/24	B1	1,452,615
4,993	Total Auto Components						4,989,212
	Automobiles – 0.4% (0.2% of Total Investments)
750	Caliber Collision, Term Loan B	5.977%	1-Month LIBOR	3.500%	2/05/26	B1	756,094

JRO	Nuveen Floating Rate Income Opportunity Fund (continued)
Portfolio of Investments April 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Automobiles (continued)
$987	Navistar, Inc., Term Loan B	5.990%	1-Month LIBOR	3.500%	11/06/24	Ba2	$989,845
1,737	Total Automobiles						1,745,939
	Beverages – 0.7% (0.5% of Total Investments)
3,378	Jacobs Douwe Egberts, Term Loan B	4.563%	1-Month LIBOR	2.000%	11/01/25	Ba2	3,391,815
	Biotechnology – 0.9% (0.5% of Total Investments)
3,920	Grifols, Inc., Term Loan B	4.674%	1-Week LIBOR	2.250%	1/31/25	BB	3,929,800
	Building Products – 2.5% (1.5% of Total Investments)
1,500	ACProducts, Inc., Term Loan, First Lien	7.983%	1-Month LIBOR	5.500%	2/15/24	B+	1,432,500
863	Fairmount, Initial Term Loan	6.598%	3-Month LIBOR	3.750%	6/01/25	BB	769,607
647	Ply Gem Industries, Inc., Term Loan B	6.354%	3-Month LIBOR	3.750%	4/12/25	B+	639,729
8,322	Quikrete Holdings, Inc., Term Loan B	5.233%	1-Month LIBOR	2.750%	11/15/23	BB-	8,296,556
11,332	Total Building Products						11,138,392
	Capital Markets – 2.1% (1.3% of Total Investments)
2,321	Capital Automotive LP, Term Loan, Second Lien	8.483%	1-Month LIBOR	6.000%	3/24/25	B3	2,338,513
2,000	Distributed Power, Term Loan B	5.988%	3-Month LIBOR	3.250%	10/31/25	B	1,982,500
5,261	RPI Finance Trust, Term Loan B6	4.483%	1-Month LIBOR	2.000%	3/27/23	BBB-	5,273,876
9,582	Total Capital Markets						9,594,889
	Chemicals – 0.4% (0.2% of Total Investments)
886	Ineos US Finance LLC, Term Loan	4.483%	1-Month LIBOR	2.000%	4/01/24	BB+	883,031
409	Mineral Technologies, Inc., Term Loan B2	4.750%	N/A	N/A	5/07/21	BB+	409,511
449	SI Group, Term Loan B	7.348%	3-Month LIBOR	4.750%	10/15/25	B	451,677
1,744	Total Chemicals						1,744,219
	Commercial Services & Supplies – 4.8% (3.0% of Total Investments)
697	ADS Waste Holdings, Inc., Term Loan B	4.681%	1-Week LIBOR	2.250%	11/10/23	BB+	699,165
1,421	Brand Energy & Infrastructure Services, Inc., Term Loan B, First Lien	6.823%	3-Month LIBOR	4.250%	6/21/24	B	1,397,692
220	Education Management LLC, Term Loan A, (5)	0.000%	N/A	N/A	7/02/20	N/R	8,257
318	Education Management LLC, Term Loan B, (5)	0.000%	N/A	N/A	7/02/20	N/R	519
5,846	Formula One Group, Term Loan B	4.983%	1-Month LIBOR	2.500%	2/01/24	B+	5,776,317
309	Fort Dearborn Holding Company, Inc., Term Loan, First Lien	6.598%	3-Month LIBOR	4.000%	10/19/23	B2	307,351
1,000	Fort Dearborn Holding Company, Inc., Term Loan, Second Lien	11.102%	3-Month LIBOR	8.500%	10/07/24	CCC	925,000
1,741	GFL Environmental, Term Loan	5.483%	1-Month LIBOR	3.000%	5/31/25	B+	1,729,797
3,333	iQor US, Inc., Term Loan, First Lien	7.592%	3-Month LIBOR	5.000%	4/01/21	Caa1	3,157,711
333	iQor US, Inc., Term Loan, Second Lien	11.342%	3-Month LIBOR	8.750%	4/01/22	Caa3	272,222
955	KAR Auction Services, Inc., Term Loan B5	5.125%	3-Month LIBOR	2.500%	3/09/23	Ba2	956,910

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Commercial Services & Supplies (continued)
$846	LSC Communications, Refinancing Term Loan	7.931%	1-Week LIBOR	5.500%	9/30/22	B1	$849,005
1,955	Protection One, Inc., Term Loan	5.233%	1-Month LIBOR	2.750%	5/02/22	BB-	1,960,295
1,455	Universal Services of America, Initial Term Loan, First Lien	6.233%	1-Month LIBOR	3.750%	7/28/22	B2	1,437,591
1,750	Universal Services of America, Term Loan, Second Lien	10.983%	1-Month LIBOR	8.500%	7/28/23	CCC	1,721,125
255	West Corporation, Incremental Term Loan B1	6.129%	3-Month LIBOR	3.500%	10/10/24	Ba3	246,067
22,434	Total Commercial Services & Supplies						21,445,024
	Communications Equipment – 4.9% (3.1% of Total Investments)
5,289	Avaya, Inc., Term Loan B	6.723%	1-Month LIBOR	4.250%	12/15/24	B	5,310,776
369	CBS Radio, Inc., Term Loan B	5.229%	1-Month LIBOR	2.750%	11/18/24	BB	369,234
6,250	CommScope, Inc., Term Loan B	5.733%	1-Month LIBOR	3.250%	4/06/26	Ba1	6,313,469
1,397	Mitel US Holdings, Inc., Term Loan, First Lien	6.983%	1-Month LIBOR	4.500%	11/30/25	B	1,384,979
243	MultiPlan, Inc., Term Loan B	5.351%	3-Month LIBOR	2.750%	6/07/23	B+	241,355
1,558	Plantronics, Term Loan B	4.983%	1-Month LIBOR	2.500%	7/02/25	Ba1	1,554,525
7,406	Univision Communications, Inc., Term Loan C5	5.233%	1-Month LIBOR	2.750%	3/15/24	B	7,139,894
22,512	Total Communications Equipment						22,314,232
	Construction & Engineering – 0.7% (0.4% of Total Investments)
1,489	KBR, Inc, Term Loan B	6.233%	1-Month LIBOR	3.750%	4/25/25	Ba3	1,499,916
1,751	Traverse Midstream Partners, Term Loan B	6.590%	3-Month LIBOR	4.000%	9/27/24	B+	1,749,647
3,240	Total Construction & Engineering						3,249,563
	Consumer Finance – 0.6% (0.4% of Total Investments)
990	Vantiv LLC, Repriced Term Loan B4	4.208%	1-Week LIBOR	1.750%	8/09/24	BBB-	991,425
1,694	Verscend Technologies, Tern Loan B	6.983%	1-Month LIBOR	4.500%	8/27/25	B+	1,708,214
2,684	Total Consumer Finance						2,699,639
	Containers & Packaging – 0.2% (0.1% of Total Investments)
1,048	Berry Global, Inc., Term Loan Q	4.481%	1-Month LIBOR	2.000%	10/01/22	BBB-	1,048,026
	Distributors – 0.3% (0.2% of Total Investments)
1,241	SRS Distribution, Inc., Term Loan B	5.733%	1-Month LIBOR	3.250%	5/23/25	B3	1,210,645
	Diversified Consumer Services – 2.8% (1.7% of Total Investments)
4,947	Cengage Learning Acquisitions, Inc., Term Loan B	6.727%	1-Month LIBOR	4.250%	6/07/23	B	4,778,088
178	Education Management LLC, Elevated Term Loan B, (5)	0.000%	N/A	N/A	7/02/20	N/R	28,417
4,556	Houghton Mifflin, Term Loan B, First Lien	5.483%	1-Month LIBOR	3.000%	5/28/21	B	4,405,422
982	Laureate Education, Inc., Term Loan B	5.983%	1-Month LIBOR	3.500%	4/26/24	B+	986,279

JRO	Nuveen Floating Rate Income Opportunity Fund (continued)
Portfolio of Investments April 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Diversified Consumer Services (continued)
$2,244	Refinitiv, Term Loan B	6.233%	1-Month LIBOR	3.750%	10/01/25	B	$2,223,805
12,907	Total Diversified Consumer Services						12,422,011
	Diversified Financial Services – 3.3% (2.1% of Total Investments)
1,123	Freedom Mortgage Corporation, Initial Term Loan	7.233%	1-Month LIBOR	4.750%	2/23/22	Ba2	1,130,610
1,085	Getty Images Inc., Term Loan B, First Lien	7.000%	1-Month LIBOR	4.500%	2/19/26	B2	1,083,713
7,876	Hilton Hotels, Term Loan B	4.227%	1-Month LIBOR	1.750%	10/25/23	BBB-	7,910,388
563	Lions Gate Entertainment Corp., Term Loan B	4.733%	1-Month LIBOR	2.250%	3/24/25	Ba2	562,381
1,711	Veritas US, Inc., Term Loan B1	7.009%	3-Month LIBOR	4.500%	1/27/23	B	1,609,769
4,252	Walter Investment Management Corporation, Term Loan B, First Lien, (5)	0.000%	N/A	N/A	6/30/22	Ca	2,734,718
16,610	Total Diversified Financial Services						15,031,579
	Diversified Telecommunication Services – 7.4% (4.6% of Total Investments)
1,406	CenturyLink, Inc., Initial Term Loan A	5.233%	1-Month LIBOR	2.750%	11/01/22	BBB-	1,408,451
8,559	CenturyLink, Inc., Term Loan B	5.233%	1-Month LIBOR	2.750%	1/31/25	BBB-	8,517,991
4,425	Frontier Communications Corporation, Term Loan B	6.240%	1-Month LIBOR	3.750%	1/14/22	B	4,327,134
383	Intelsat Jackson Holdings, S.A., Term Loan B4	6.979%	1-Month LIBOR	4.500%	1/02/24	B1	387,246
614	Intelsat Jackson Holdings, S.A., Term Loan B5	6.625%	N/A	N/A	1/02/24	B1	620,213
3,643	Level 3 Financing, Inc., Term Loan B	4.733%	1-Month LIBOR	2.250%	2/22/24	BBB-	3,649,200
4,477	Numericable Group S.A., Term Loan B13	6.473%	1-Month LIBOR	4.000%	8/14/26	B	4,397,532
1,000	Windstream Services LLC, DIP Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BBB-	1,003,125
9,000	Ziggo B.V., Term Loan E	4.973%	1-Month LIBOR	2.500%	4/15/25	B+	8,933,445
33,507	Total Diversified Telecommunication Services						33,244,337
	Electric Utilities – 1.0% (0.6% of Total Investments)
637	EFS Cogen Holdings LLC, Term Loan B	5.860%	3-Month LIBOR	3.250%	6/28/23	BB	635,704
2,388	Texas Competitive Electric Holdings LLC, Exit Term Loan B	4.483%	1-Month LIBOR	2.000%	8/01/23	BBB-	2,393,051
1,362	Vistra Operations Co., Term Loan B3	4.476%	1-Month LIBOR	2.000%	12/31/25	BBB-	1,364,867
4,387	Total Electric Utilities						4,393,622
	Electronic Equipment, Instruments & Components – 0.4% (0.2% of Total Investments)
1,625	TTM Technologies, Inc., Term Loan B	5.002%	1-Month LIBOR	2.500%	9/28/24	BB+	1,625,957
	Energy Equipment & Services – 1.3% (0.8% of Total Investments)
2,970	McDermott International, Term Loan	7.483%	1-Month LIBOR	5.000%	5/12/25	Ba3	2,945,557

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Energy Equipment & Services (continued)
$3,730	Seadrill Partners LLC, Initial Term Loan	8.601%	3-Month LIBOR	6.000%	2/21/21	CCC+	$2,994,542
6,700	Total Energy Equipment & Services						5,940,099
	Equity Real Estate Investment Trust – 2.3% (1.4% of Total Investments)
6,067	Communications Sales & Leasing, Inc., Shortfall Term Loan, (DD1)	7.483%	1-Month LIBOR	5.000%	10/24/22	Caa1	5,991,698
2,241	MGM Growth Properties, Term Loan B	4.483%	1-Month LIBOR	2.000%	3/21/25	BB+	2,243,232
975	Realogy Group LLC, Term Loan A	4.730%	1-Month LIBOR	2.250%	2/08/23	Ba1	965,250
1,251	Realogy Group LLC, Term Loan B	4.730%	1-Month LIBOR	2.250%	2/08/25	BB+	1,224,767
10,534	Total Equity Real Estate Investment Trust						10,424,947
	Food & Staples Retailing – 5.7% (3.5% of Total Investments)
1,314	Albertson's LLC, Term Loan B6	5.483%	1-Month LIBOR	3.000%	6/22/23	Ba2	1,317,778
14,293	Albertson's LLC, Term Loan B7	5.483%	1-Month LIBOR	3.000%	11/17/25	Ba2	14,327,001
1,244	Hearthside Group Holdings LLC, Term Loan B	6.171%	1-Month LIBOR	3.688%	5/23/25	B2	1,221,760
8,783	US Foods, Inc., Term Loan B	4.483%	1-Month LIBOR	2.000%	6/27/23	BBB-	8,775,547
25,634	Total Food & Staples Retailing						25,642,086
	Food Products – 0.2% (0.1% of Total Investments)
956	American Seafoods Group LLC, Term Loan B	5.230%	1-Month LIBOR	2.750%	8/21/23	BB-	957,593
	Health Care Equipment & Supplies – 2.0% (1.2% of Total Investments)
1,720	Acelity, Term Loan B	5.851%	3-Month LIBOR	3.250%	2/02/24	B1	1,727,169
685	Air Methods Term Loan, First Lien, (DD1)	6.101%	3-Month LIBOR	3.500%	4/22/24	B	593,771
895	Greatbatch, New Term Loan B	5.480%	1-Month LIBOR	3.000%	10/27/22	B+	899,248
2,647	Onex Carestream Finance LP, Term Loan, First Lien	8.233%	1-Month LIBOR	5.750%	2/28/21	B1	2,597,541
2,262	Onex Carestream Finance LP, Term Loan, Second Lien	11.983%	1-Month LIBOR	9.500%	6/07/21	B-	2,205,774
912	Vyaire Medical, Inc., Term Loan B, (DD1)	7.350%	3-Month LIBOR	4.750%	4/16/25	B3	818,451
9,121	Total Health Care Equipment & Supplies						8,841,954
	Health Care Providers & Services – 8.4% (5.2% of Total Investments)
403	Air Medical Group Holdings, Inc., Term Loan B	6.727%	1-Month LIBOR	4.250%	3/14/25	B1	397,186
1,987	Air Medical Group Holdings, Inc., Term Loan B, (DD1)	5.723%	1-Month LIBOR	3.250%	4/28/22	B1	1,943,869
1,242	Ardent Health, Term Loan, First Lien	6.983%	1-Month LIBOR	4.500%	6/30/25	B1	1,246,917
1,058	Brightspring Health, Delayed Draw, Term Loan	6.977%	1-Month LIBOR	4.500%	3/05/26	B1	1,066,618
96	Brightspring Health, Delayed Draw, Term Loan, (6)	4.500%	N/A	4.500%	3/05/26	B1	96,965
1,123	Catalent Pharma Solutions, Inc., Term Loan B	4.733%	1-Month LIBOR	2.250%	5/20/24	BB	1,123,974

JRO	Nuveen Floating Rate Income Opportunity Fund (continued)
Portfolio of Investments April 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Health Care Providers & Services (continued)
$44	Civitas Solutions Inc, Incremental Term Loan	6.740%	1-Month LIBOR	4.250%	3/09/26	B1	$44,216
706	Civitas Solutions Inc, Term Loan	6.740%	1-Month LIBOR	4.250%	3/09/26	B1	711,878
1,383	Concentra, Inc., Term Loan B	5.230%	1-Month LIBOR	2.750%	6/01/22	B+	1,385,971
859	ConvaTec Healthcare, Term Loan B	4.851%	3-Month LIBOR	2.250%	10/25/23	BB	859,542
2,347	Envision Healthcare Corporation, Initial Term Loan, (DD1)	6.233%	1-Month LIBOR	3.750%	10/10/25	B+	2,272,274
746	HCA, Inc., Term Loan B10	4.483%	1-Month LIBOR	2.000%	3/13/25	BBB-	748,630
2,243	HCA, Inc., Term Loan B11	4.233%	1-Month LIBOR	1.750%	3/17/23	BBB-	2,250,411
1,126	Healogics, Inc., Term Loan, First Lien	6.850%	3-Month LIBOR	4.250%	7/01/21	B-	966,714
591	Heartland Dental Care, Inc., Term Loan, First Lien	6.233%	1-Month LIBOR	3.750%	4/30/25	B2	582,993
13	Heartland Dental Care, Inc., Term Loan, First Lien, (6)	5.587%	N/A	5.587%	4/30/25	B2	13,047
2,431	Kindred at Home Hospice, Term Loan B	6.250%	1-Month LIBOR	3.750%	7/02/25	B1	2,441,871
1,750	Kindred at Home Hospice, Term Loan, Second Lien	9.500%	1-Month LIBOR	7.000%	7/02/26	CCC+	1,801,406
3,102	Lifepoint Health, Inc., Term Loan	6.987%	1-Month LIBOR	4.500%	11/16/25	B+	3,121,614
1,787	Millennium Laboratories, Inc., Term Loan B, First Lien	8.983%	1-Month LIBOR	6.500%	12/21/20	Caa3	884,731
7,430	Pharmaceutical Product Development, Inc., Term Loan B, (DD1)	4.983%	1-Month LIBOR	2.500%	8/18/22	Ba3	7,398,967
1,840	Prospect Medical Holdings, Term Loan B1	8.000%	1-Month LIBOR	5.500%	2/22/24	B	1,741,204
202	Quorum Health Corp., Term Loan B	9.233%	1-Month LIBOR	6.750%	4/29/22	B1	200,575
2,179	Select Medical Corporation, Term Loan B	4.990%	1-Month LIBOR	2.500%	3/06/25	Ba2	2,184,471
2,333	Team Health, Initial Term Loan	5.233%	1-Month LIBOR	2.750%	2/06/24	B	2,196,319
223	Vizient Inc., Term Loan B	0.000%	N/A	N/A	4/17/26	BB-	224,141
39,244	Total Health Care Providers & Services						37,906,504
	Health Care Technology – 1.2% (0.7% of Total Investments)
4,800	Emdeon, Inc., Term Loan	5.233%	1-Month LIBOR	2.750%	3/01/24	B+	4,805,568
449	Press Ganey Holdings, Inc., Term Loan, Second Lien	8.983%	1-Month LIBOR	6.500%	10/21/24	CCC+	451,126
5,249	Total Health Care Technology						5,256,694
	Hotels, Restaurants & Leisure – 13.4% (8.3% of Total Investments)
1,527	24 Hour Fitness Worldwide, Inc., Term Loan B	5.983%	1-Month LIBOR	3.500%	5/30/25	Ba3	1,534,305
933	Aramark Corporation, Term Loan	4.233%	1-Month LIBOR	1.750%	3/11/25	BBB-	932,662
743	Arby's Restaurant Group, Inc., Term Loan B	5.723%	1-Month LIBOR	3.250%	2/05/25	B	742,103
17,353	Burger King Corporation, Term Loan B3	4.733%	1-Month LIBOR	2.250%	2/16/24	Ba3	17,347,966
6,650	Caesars Entertainment Operating Company, Inc., Term Loan B	4.483%	1-Month LIBOR	2.000%	10/06/24	BB	6,628,766

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Hotels, Restaurants & Leisure (continued)
$2,962	Caesars Resort Collection, Term Loan, First Lien	5.233%	1-Month LIBOR	2.750%	12/23/24	BB	$2,975,150
350	Carrols Restaurant Group Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B	351,895
847	CCM Merger, Inc., Term Loan B	4.733%	1-Month LIBOR	2.250%	8/09/21	BB-	848,448
3,249	CityCenter Holdings LLC, Term Loan B	4.733%	1-Month LIBOR	2.250%	4/18/24	BB-	3,251,662
1,812	Equinox Holdings, Inc., Term Loan B1	5.483%	1-Month LIBOR	3.000%	3/08/24	B+	1,815,995
978	Four Seasons Holdings, Inc., Term Loan B	4.483%	1-Month LIBOR	2.000%	11/30/23	BB	978,722
3,056	Intrawest Resorts Holdings, Inc., Term Loan B	5.483%	1-Month LIBOR	3.000%	7/31/24	B	3,075,107
1,940	Life Time Fitness, Inc., Term Loan B	5.379%	3-Month LIBOR	2.750%	6/10/22	BB-	1,940,917
900	MGM Resorts International, Term Loan A	4.733%	1-Month LIBOR	2.250%	12/21/23	BB+	896,999
8,379	Scientific Games Corp., Initial Term Loan B5	5.233%	1-Month LIBOR	2.750%	8/14/24	Ba3	8,370,040
4,414	Stars Group Holdings, Term Loan B	6.101%	3-Month LIBOR	3.500%	7/10/25	B+	4,440,821
2,576	Station Casino LLC, Term Loan B	4.990%	1-Month LIBOR	2.500%	6/08/23	BB	2,583,348
1,493	Wyndham International, Inc., Term Loan B	4.233%	1-Month LIBOR	1.750%	5/30/25	BBB-	1,493,313
60,162	Total Hotels, Restaurants & Leisure						60,208,219
	Household Durables – 0.3% (0.2% of Total Investments)
2,034	Serta Simmons Holdings LLC, Term Loan, First Lien	5.973%	1-Month LIBOR	3.500%	11/08/23	CCC+	1,490,402
	Household Products – 0.2% (0.1% of Total Investments)
980	Reynolds Group Holdings, Inc., Term Loan, First Lien	5.233%	1-Month LIBOR	2.750%	2/05/23	B+	983,091
	Independent Power & Renewable Electricity Producers – 0.9% (0.6% of Total Investments)
4,045	NRG Energy, Inc., Term Loan B	4.233%	1-Month LIBOR	1.750%	6/30/23	BBB-	4,048,835
	Industrial Conglomerates – 0.2% (0.1% of Total Investments)
990	Education Advisory Board, Term Loan, First Lien	6.381%	3-Month LIBOR	3.750%	11/15/24	B2	982,575
	Insurance – 1.9% (1.2% of Total Investments)
735	Acrisure LLC, Term Loan B	6.879%	3-Month LIBOR	4.250%	11/22/23	B	735,056
3,807	Alliant Holdings I LLC, Term Loan B	5.237%	1-Month LIBOR	2.750%	5/09/25	B	3,749,083
1,812	Asurion LLC, Term Loan B6	5.483%	1-Month LIBOR	3.000%	11/03/23	Ba3	1,820,430
2,208	Hub International Holdings, Inc., Term Loan B	5.336%	2-Month LIBOR	2.750%	4/25/25	B	2,188,868
8,562	Total Insurance						8,493,437
	Interactive Media & Services – 0.8% (0.5% of Total Investments)
2,004	Rackspace Hosting, Inc., Refinancing Term B Loan, First Lien	5.738%	1-Month LIBOR	3.000%	11/03/23	BB-	1,902,959

JRO	Nuveen Floating Rate Income Opportunity Fund (continued)
Portfolio of Investments April 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Interactive Media & Services (continued)
$1,496	WeddingWire, Inc., Term Loan	6.983%	1-Month LIBOR	4.500%	12/19/25	B+	$1,507,472
3,500	Total Interactive Media & Services						3,410,431
	Internet & Direct Marketing Retail – 0.9% (0.6% of Total Investments)
3,479	Uber Technologies, Inc., Term Loan	6.484%	1-Month LIBOR	4.000%	4/04/25	N/R	3,499,736
742	Uber Technologies, Inc., Term Loan	5.987%	1-Month LIBOR	3.500%	7/13/23	N/R	743,392
4,221	Total Internet & Direct Marketing Retail						4,243,128
	Internet Software & Services – 0.7% (0.4% of Total Investments)
1,459	Ancestry.com, Inc., Term Loan, First Lien	5.740%	1-Month LIBOR	3.250%	10/19/23	B	1,464,220
948	Dynatrace, Term Loan, First Lien	5.733%	1-Month LIBOR	3.250%	8/22/25	B1	952,102
96	Dynatrace, Term Loan, Second Lien	9.483%	1-Month LIBOR	7.000%	8/21/26	CCC+	96,382
1,913	SkillSoft Corporation, Term Loan, Second Lien	10.733%	1-Month LIBOR	8.250%	4/28/22	CCC	591,384
4,416	Total Internet Software & Services						3,104,088
	IT Services – 6.7% (4.2% of Total Investments)
674	DTI Holdings, Inc., Replacement Term Loan B1	7.333%	3-Month LIBOR	4.750%	9/29/23	B	636,254
911	First Data Corporation, Term Loan, First Lien	4.481%	1-Month LIBOR	2.000%	7/10/22	BB	912,041
6,320	First Data Corporation, Term Loan, First Lien	4.481%	1-Month LIBOR	2.000%	4/26/24	BB	6,325,873
1,142	Gartner, Inc., Term Loan A	3.983%	1-Month LIBOR	1.500%	3/21/22	BB+	1,146,563
1,667	GTT Communications, Inc., Term Loan, First Lien	5.230%	1-Month LIBOR	2.750%	6/02/25	B2	1,617,893
2,500	Optiv Security, Inc., Term Loan, Second Lien	9.733%	1-Month LIBOR	7.250%	1/31/25	Caa1	2,368,750
631	Presidio, Inc., Term Loan B	5.340%	1-Month LIBOR	2.750%	2/02/24	B+	631,569
3,614	Sabre, Inc., Term Loan B	4.483%	1-Month LIBOR	2.000%	2/22/24	BB	3,613,300
713	Science Applications International Corporation, Term Loan B	4.233%	1-Month LIBOR	1.750%	10/31/25	BB+	712,774
3,500	Syniverse Holdings, Inc., Initial Term Loan, Second Lien	11.473%	1-Month LIBOR	9.000%	3/11/24	CCC+	2,695,000
2,577	Syniverse Holdings, Inc., Term Loan C	7.473%	1-Month LIBOR	5.000%	3/09/23	B	2,461,636
1,719	Tempo Acquisition LLC, Term Loan B	5.483%	1-Month LIBOR	3.000%	5/01/24	B1	1,723,674
2,500	Travelport LLC, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B+	2,448,438
2,001	West Corporation, Term Loan B	6.629%	3-Month LIBOR	4.000%	10/10/24	Ba3	1,941,113
972	WEX, Inc., Term Loan B	4.733%	1-Month LIBOR	2.250%	7/01/23	BB-	975,846
31,441	Total IT Services						30,210,724
	Life Sciences Tools & Services – 0.4% (0.3% of Total Investments)
372	Inventiv Health, Inc, Term Loan B	4.483%	1-Month LIBOR	2.000%	8/01/24	BB	371,726

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Life Sciences Tools & Services (continued)
$1,582	Parexel International Corp., Term Loan B	5.233%	1-Month LIBOR	2.750%	9/27/24	B1	$1,554,127
1,954	Total Life Sciences Tools & Services						1,925,853
	Machinery – 1.1% (0.7% of Total Investments)
1,022	BJ's Wholesale Club, Inc., Term Loan B	5.473%	1-Month LIBOR	3.000%	2/01/24	B	1,028,225
1,738	Gardner Denver, Inc., Term Loan B	5.233%	1-Month LIBOR	2.750%	7/30/24	BB+	1,743,835
1,039	Gates Global LLC, Term Loan B	5.233%	1-Month LIBOR	2.750%	4/01/24	B+	1,042,569
693	TNT Crane and Rigging Inc., Initial Term Loan, First Lien	7.101%	3-Month LIBOR	4.500%	11/27/20	CCC+	655,479
650	TNT Crane and Rigging, Inc., Term Loan, Second Lien	11.601%	3-Month LIBOR	9.000%	11/26/21	CCC-	551,691
5,142	Total Machinery						5,021,799
	Marine – 0.6% (0.4% of Total Investments)
850	American Commercial Lines LLC, Term Loan B, First Lien	11.233%	1-Month LIBOR	8.750%	11/12/20	CCC+	597,835
2,007	Harvey Gulf International Marine, Inc., Exit Term Loan	8.743%	6-Month LIBOR	6.000%	7/02/23	B	2,003,465
2,857	Total Marine						2,601,300
	Media – 12.8% (8.0% of Total Investments)
297	Advantage Sales & Marketing, Inc., Term Loan, First Lien	5.733%	1-Month LIBOR	3.250%	7/23/21	B	260,947
491	Affinion Group Holdings, Inc., Consenting Term Loan, (cash 4.737%, PIK 1.750%)	6.487%	1-Month LIBOR	4.000%	4/10/24	N/R	432,423
510	Catalina Marketing Corporation, First Out Loan	9.973%	1-Month LIBOR	7.500%	2/15/23	B2	435,102
630	Catalina Marketing Corporation, Last Out PIK Term Loan, (cash 3.484%, PIK 9.500%)	3.473%	1-Month LIBOR	1.000%	8/15/23	Caa2	311,745
4,526	Cequel Communications LLC, Term Loan B	4.723%	1-Month LIBOR	2.250%	1/15/26	BB	4,515,777
4,189	Charter Communications Operating Holdings LLC, Term Loan B	4.490%	1-Month LIBOR	2.000%	4/30/25	BBB-	4,203,543
1,887	Cineworld Group PLC, Term Loan B	4.733%	1-Month LIBOR	2.250%	2/28/25	BB-	1,881,905
5,414	Clear Channel Communications, Inc., Term Loan D, (5)	0.000%	N/A	N/A	1/30/20	B1	4,035,275
7,296	Clear Channel Communications, Inc., Term Loan E, (5)	0.000%	N/A	N/A	7/30/19	B1	5,453,772
1,485	CSC Holdings LLC, Term Loan B	4.973%	1-Month LIBOR	2.500%	1/25/26	BB	1,486,856
5,816	Cumulus Media, Inc., Exit Term Loan	6.990%	1-Month LIBOR	4.500%	5/13/22	B	5,777,019
750	EW Scripps, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB	752,813
553	Gray Television, Inc., Term Loan B2	4.727%	1-Month LIBOR	2.250%	2/07/24	BB	553,726
748	Gray Television, Inc., Term Loan C	4.977%	1-Month LIBOR	2.500%	1/02/26	BB	750,556
1,833	IMG Worldwide, Inc., Term Loan B	5.360%	3-Month LIBOR	2.750%	5/18/25	B	1,793,014

JRO	Nuveen Floating Rate Income Opportunity Fund (continued)
Portfolio of Investments April 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Media (continued)
$3,252	Intelsat Jackson Holdings, S.A., Term Loan B	6.229%	1-Month LIBOR	3.750%	11/30/23	B1	$3,255,160
5,743	McGraw-Hill Education Holdings LLC, Term Loan B	6.483%	1-Month LIBOR	4.000%	5/02/22	B+	5,512,276
1,591	Meredith Corporation, Term Loan B1	5.233%	1-Month LIBOR	2.750%	1/31/25	BB	1,599,017
1,493	Metro-Goldwyn-Mayer, Inc., Term Loan, First Lien	4.990%	1-Month LIBOR	2.500%	7/03/25	BB	1,492,500
1,000	Metro-Goldwyn-Mayer, Inc., Term Loan, Second Lien	6.990%	1-Month LIBOR	4.500%	7/03/26	B2	976,250
472	Nexstar Broadcasting, Inc., Term Loan B3	4.752%	1-Month LIBOR	2.250%	1/17/24	BB+	470,410
2,509	Nexstar Broadcasting, Inc., Term Loan B3	4.729%	1-Month LIBOR	2.250%	1/17/24	BB+	2,500,295
398	Red Ventures, Term Loan B	5.483%	1-Month LIBOR	3.000%	11/08/24	B1	399,791
2,331	Sinclair Television Group, Term Loan B2	4.740%	1-Month LIBOR	2.250%	1/03/24	BB+	2,335,118
1,425	Springer Science & Business Media, Inc., Term Loan B13, First Lien	5.983%	1-Month LIBOR	3.500%	8/15/22	B	1,429,097
1,033	UPC Financing Partnership, Term Loan AR1, First Lien	4.973%	1-Month LIBOR	2.500%	1/15/26	BB	1,034,687
4,324	WideOpenWest Finance LLC, Term Loan B	5.737%	1-Month LIBOR	3.250%	8/18/23	B	4,259,335
61,996	Total Media						57,908,409
	Mortgage Real Estate Investment Trust – 0.4% (0.3% of Total Investments)
2,003	Capital Automotive LP, Term Loan, First Lien	4.990%	1-Month LIBOR	2.500%	3/25/24	B1	2,001,210
	Multiline Retail – 1.2% (0.8% of Total Investments)
6	99 Cents Only Stores, Term Loan B2, Second Lien, (cash 8.500%, PIK 1.500%)	9.500%	Prime	4.000%	1/13/22	CCC+	4,971
1,117	99 Cents Only Stores, Term Loan B2, Second Lien, (cash 7.651%, PIK 1.500%)	9.151%	6-Month LIBOR	6.500%	1/13/22	CCC+	965,298
924	99 Cents Only Stores, Term Loan B2, Second Lien, (cash 7.629%, PIK 1.500%)	9.129%	3-Month LIBOR	6.500%	1/13/22	CCC+	798,050
1,293	Belk, Inc., Term Loan B, First Lien	7.447%	3-Month LIBOR	4.750%	12/12/22	B2	1,087,601
1,485	EG America LLC, Term Loan, First Lien	6.601%	3-Month LIBOR	4.000%	2/07/25	B	1,472,011
599	Hudson's Bay Company, Term Loan B, First Lien	5.812%	2-Month LIBOR	3.250%	9/30/22	BB	593,462
588	Neiman Marcus Group, Inc., Term Loan	5.724%	1-Month LIBOR	3.250%	10/25/20	Caa2	546,089
6,012	Total Multiline Retail						5,467,482
	Oil, Gas & Consumable Fuels – 2.6% (1.6% of Total Investments)
1,443	BCP Renaissance Parent, Term Loan B	6.083%	3-Month LIBOR	3.500%	10/31/24	B+	1,453,381
998	California Resources Corporation, Term Loan	12.854%	1-Month LIBOR	10.375%	12/31/21	B	1,030,336
3,415	California Resources Corporation, Term Loan B	7.229%	1-Month LIBOR	4.750%	12/31/22	B	3,321,941

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Oil, Gas & Consumable Fuels (continued)
$2,551	Fieldwood Energy LLC, Exit Term Loan	7.730%	1-Month LIBOR	5.250%	4/11/22	B+	$2,468,417
2,351	Fieldwood Energy LLC, Exit Term Loan, Second Lien, (DD1)	9.733%	1-Month LIBOR	7.250%	4/11/23	B+	2,058,757
1,203	Peabody Energy Corporation, Term Loan B	5.233%	1-Month LIBOR	2.750%	3/31/25	BB	1,199,685
11,961	Total Oil, Gas & Consumable Fuels						11,532,517
	Personal Products – 1.2% (0.8% of Total Investments)
1,684	Coty, Inc., Term Loan A	4.474%	1-Month LIBOR	2.000%	4/05/23	BB	1,639,065
1,489	Coty, Inc., Term Loan B	4.724%	1-Month LIBOR	2.250%	4/07/25	BB	1,457,740
3,140	Revlon Consumer Products Corporation, Term Loan B, First Lien	6.129%	3-Month LIBOR	3.500%	11/16/20	B3	2,461,522
6,313	Total Personal Products						5,558,327
	Pharmaceuticals – 2.1% (1.3% of Total Investments)
960	Alphabet Holding Company, Inc., Initial Term Loan, First Lien	5.983%	1-Month LIBOR	3.500%	9/26/24	B-	901,436
3,616	Concordia Healthcare Corp, Exit Term Loan	7.984%	1-Month LIBOR	5.500%	9/06/24	B-	3,402,597
1,269	Valeant Pharmaceuticals International, Inc., Term Loan B	5.224%	1-Month LIBOR	2.750%	11/27/25	Ba2	1,271,817
3,816	Valeant Pharmaceuticals International, Inc., Term Loan, First Lien, (DD1)	5.474%	1-Month LIBOR	3.000%	6/02/25	Ba2	3,837,599
9,661	Total Pharmaceuticals						9,413,449
	Professional Services – 1.7% (1.1% of Total Investments)
1,061	Ceridian HCM Holding, Inc., Term Loan B	5.252%	1-Month LIBOR	3.250%	4/30/25	B2	1,069,112
1,150	Dun & Bradstreet Corp., Initial Term Loan	7.479%	1-Month LIBOR	5.000%	2/06/26	B2	1,160,068
1,960	Nielsen Finance LLC, Term Loan B4	4.472%	1-Month LIBOR	2.000%	10/04/23	BBB-	1,955,472
957	On Assignment, Inc., Term Loan B	4.483%	1-Month LIBOR	2.000%	4/02/25	BB	958,737
3,133	Skillsoft Corporation, Initial Term Loan, First Lien	7.233%	1-Month LIBOR	4.750%	4/28/21	B3	2,635,171
8,261	Total Professional Services						7,778,560
	Real Estate Management & Development – 0.9% (0.6% of Total Investments)
2,701	GGP, Initial Term Loan A2	4.729%	1-Month LIBOR	2.250%	8/28/23	BB+	2,638,556
137	GGP, Term Loan B	4.979%	1-Month LIBOR	2.500%	8/27/25	BB+	134,214
1,462	Trico Group, LLC, Initial Term Loan, First Lien	9.601%	3-Month LIBOR	7.000%	2/02/24	B	1,389,542
4,300	Total Real Estate Management & Development						4,162,312
	Road & Rail – 2.2% (1.4% of Total Investments)
7,523	Avolon LLC, Term Loan B	4.487%	1-Month LIBOR	2.000%	1/15/25	Baa2	7,534,497
1,451	Quality Distribution, Incremental Term Loan, First Lien	8.101%	3-Month LIBOR	5.500%	8/18/22	B2	1,447,622

JRO	Nuveen Floating Rate Income Opportunity Fund (continued)
Portfolio of Investments April 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Road & Rail (continued)
$1,120	Savage Enterprises LLC, Term Loan B	6.980%	1-Month LIBOR	4.500%	8/01/25	B+	$1,130,334
10,094	Total Road & Rail						10,112,453
	Semiconductors & Semiconductor Equipment – 1.2% (0.7% of Total Investments)
678	Cabot Microelectronics, Term Loan B	4.750%	1-Month LIBOR	2.250%	11/14/25	BB+	681,091
995	Cypress Semiconductor Corp, Term Loan B	4.490%	1-Month LIBOR	2.000%	7/05/21	Ba1	996,177
137	Lumileds, Term Loan B	6.063%	1-Month LIBOR	3.500%	6/30/24	B+	103,824
1,207	Microchip Technology., Inc, Term Loan B	4.490%	1-Month LIBOR	2.000%	5/29/25	Baa3	1,207,616
916	Micron Technology, Inc., Term Loan B	4.240%	1-Month LIBOR	1.750%	4/26/22	Baa2	918,914
1,427	ON Semiconductor Corporation, Term Loan B3	4.233%	1-Month LIBOR	1.750%	3/31/23	Baa3	1,422,675
5,360	Total Semiconductors & Semiconductor Equipment						5,330,297
	Software – 12.8% (8.0% of Total Investments)
3,013	Blackboard, Inc., Term Loan B4	7.529%	1-Month LIBOR	5.000%	6/30/21	B-	3,000,099
600	Compuware Corporation, Term Loan, First Lien	5.983%	1-Month LIBOR	3.500%	8/22/25	B1	605,296
2,400	Datto, Inc., Term Loan	6.733%	1-Month LIBOR	4.250%	4/02/26	B	2,430,000
1,500	DiscoverOrg LLC, Term Loan B	7.236%	3-Month LIBOR	4.500%	2/02/26	B	1,495,005
2,077	Ellucian, Term Loan B, First Lien	5.851%	3-Month LIBOR	3.250%	9/30/22	B	2,081,207
2,917	Greeneden U.S. Holdings II LLC, Term Loan B	5.733%	1-Month LIBOR	3.250%	12/01/23	B2	2,925,252
10,796	Infor (US), Inc., Term Loan B	5.233%	1-Month LIBOR	2.750%	2/01/22	B1	10,817,000
2,507	Informatica, Term Loan B	5.733%	1-Month LIBOR	3.250%	8/05/22	B1	2,519,215
1,216	Kronos Incorporated, Term Loan, First Lien	5.736%	3-Month LIBOR	3.000%	11/01/23	B	1,219,573
687	McAfee Holdings International, Inc., Term Loan, Second Lien	10.979%	1-Month LIBOR	8.500%	9/29/25	B-	697,984
3,122	McAfee LLC, Term Loan B	6.229%	1-Month LIBOR	3.750%	9/30/24	B1	3,145,661
863	Micro Focus International PLC, New Term Loan	4.983%	1-Month LIBOR	2.500%	6/21/24	BB-	862,165
5,830	Micro Focus International PLC, Term Loan B	4.983%	1-Month LIBOR	2.500%	6/21/24	BB-	5,822,413
2,743	Micro Focus International PLC, Term Loan B2	4.733%	1-Month LIBOR	2.250%	11/19/21	BB-	2,733,930
636	Misys, New Term Loan, Second Lien	9.851%	3-Month LIBOR	7.250%	6/13/25	CCC+	635,695
379	Mitchell International, Inc., Initial Term Loan, First Lien	5.733%	1-Month LIBOR	3.250%	11/29/24	B2	374,515
667	Mitchell International, Inc., Initial Term Loan, Second Lien	9.733%	1-Month LIBOR	7.250%	12/01/25	CCC	656,333
1,466	RP Crown Parent LLC, Term Loan B	5.233%	1-Month LIBOR	2.750%	10/15/23	B1	1,468,083
2,989	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B3	4.733%	1-Month LIBOR	2.250%	4/16/25	BB+	2,994,797

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Software (continued)
$2,137	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B4	4.733%	1-Month LIBOR	2.250%	4/16/25	BB	$2,140,763
8,366	TIBCO Software, Inc., Term Loan, First Lien	5.990%	1-Month LIBOR	3.500%	12/04/20	B1	8,387,654
750	Ultimate Software, Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	B	756,281
57,661	Total Software						57,768,921
	Specialty Retail – 2.3% (1.4% of Total Investments)
1,796	Academy, Ltd., Term Loan B	6.494%	1-Month LIBOR	4.000%	7/01/22	CCC+	1,344,312
3,231	Petco Animal Supplies, Inc., Term Loan B1	5.833%	3-Month LIBOR	3.250%	1/26/23	B2	2,638,559
6,039	Petsmart Inc., Term Loan B, First Lien, (DD1)	6.730%	1-Month LIBOR	4.250%	3/11/22	B3	5,838,326
1,204	Serta Simmons Holdings LLC, Term Loan, Second Lien	10.473%	1-Month LIBOR	8.000%	11/08/24	CCC-	529,548
12,270	Total Specialty Retail						10,350,745
	Technology Hardware, Storage & Peripherals – 6.7% (4.1% of Total Investments)
5,666	BMC Software, Inc., Term Loan B	6.851%	3-Month LIBOR	4.250%	10/02/25	B	5,641,252
13,744	Dell International LLC, Refinancing Term Loan B	4.490%	1-Month LIBOR	2.000%	9/07/23	BBB-	13,766,886
3,681	Dell International LLC, Replacement Term Loan A2	4.240%	1-Month LIBOR	1.750%	9/07/21	BBB-	3,681,798
6,980	Western Digital, Term Loan B	4.233%	1-Month LIBOR	1.750%	4/29/23	Baa2	6,926,866
30,071	Total Technology Hardware, Storage & Peripherals						30,016,802
	Trading Companies & Distributors – 0.1% (0.1% of Total Investments)
470	Univar, Inc., Term Loan B	4.733%	1-Month LIBOR	2.250%	7/01/24	BB+	471,107
	Transportation Infrastructure – 0.4% (0.2% of Total Investments)
748	Atlantic Aviation FBO Inc., Term Loan	6.240%	1-Month LIBOR	3.750%	12/06/25	BB	758,412
350	Standard Aero, Canadien Term Loan	6.602%	3-Month LIBOR	4.000%	4/06/26	B	351,881
650	Standard Aero, USD Term Loan B	6.602%	3-Month LIBOR	4.000%	4/06/26	B	654,499
1,748	Total Transportation Infrastructure						1,764,792
	Wireless Telecommunication Services – 2.3% (1.4% of Total Investments)
1,807	Asurion LLC, Term Loan B4	5.483%	1-Month LIBOR	3.000%	8/04/22	Ba3	1,815,995
1,995	Sprint Corporation, Incremental Term Loan	5.500%	1-Month LIBOR	3.000%	2/02/24	Ba2	1,969,235
6,860	Sprint Corporation, Term Loan, First Lien	5.000%	1-Month LIBOR	2.500%	2/02/24	Ba2	6,678,210
10,662	Total Wireless Telecommunication Services						10,463,440
$648,057	Total Variable Rate Senior Loan Interests (cost $639,104,981)						629,456,023

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
CORPORATE BONDS – 13.7% (8.5% of Total Investments)

JRO	Nuveen Floating Rate Income Opportunity Fund (continued)
Portfolio of Investments April 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Communications Equipment – 2.6% (1.6% of Total Investments)
$155	Avaya Inc., 144A, (5), (7)	7.000%	4/01/19	N/R	$ —
3,830	Avaya Inc., 144A, (5), (7)	10.500%	3/01/21	N/R	—
6,472	Intelsat Jackson Holdings S.A.	5.500%	8/01/23	CCC+	5,832,890
5,580	Intelsat Jackson Holdings S.A., 144A	9.750%	7/15/25	CCC+	5,726,475
16,037	Total Communications Equipment				11,559,365
	Containers & Packaging – 0.9% (0.6% of Total Investments)
4,070	Reynolds Group Issuer Inc.	5.750%	10/15/20	B+	4,082,463
	Diversified Telecommunication Services – 1.0% (0.6% of Total Investments)
865	Consolidated Communications Inc.	6.500%	10/01/22	B3	820,669
1,650	CSC Holdings LLC, 144A	10.875%	10/15/25	B+	1,897,500
1,782	Intelsat Luxembourg S.A.	7.750%	6/01/21	Ca	1,657,260
4,297	Total Diversified Telecommunication Services				4,375,429
	Health Care Providers & Services – 0.5% (0.3% of Total Investments)
880	Tenet Healthcare Corporation	4.750%	6/01/20	BB	889,900
590	Tenet Healthcare Corporation	6.000%	10/01/20	BB	609,913
800	Tenet Healthcare Corporation	4.500%	4/01/21	BB	811,000
2,270	Total Health Care Providers & Services				2,310,813
	Hotels, Restaurants & Leisure – 0.8% (0.5% of Total Investments)
2,291	Scientific Games International Inc.	10.000%	12/01/22	B-	2,411,277
1,200	Scientific Games International Inc., 144A	5.000%	10/15/25	Ba3	1,194,000
3,491	Total Hotels, Restaurants & Leisure				3,605,277
	Media – 4.0% (2.5% of Total Investments)
1,990	AMC Entertainment Holdings Inc.	6.125%	5/15/27	B3	1,853,187
150	Charter Communications Operating LLC	3.579%	7/23/20	BBB-	151,071
750	Clear Channel Worldwide Holdings Inc., 144A	9.250%	2/15/24	CCC+	807,188
495	DISH DBS Corporation	5.125%	5/01/20	BB-	498,094
4,662	iHeartCommunications Inc., (5)	9.000%	12/15/19	CCC	3,449,880
14,960	iHeartCommunications Inc., (cash 12.000%, PIK 2.000%), (5)	14.000%	2/01/21	CC	2,019,629
6,250	iHeartCommunications Inc., (5)	9.000%	3/01/21	CCC	4,625,000
1,714	iHeartCommunications Inc., 144A, (5)	11.250%	3/01/21	N/R	1,199,800
4,370	Intelsat Luxembourg S.A.	8.125%	6/01/23	CCC-	3,304,812
35,341	Total Media				17,908,661
	Oil, Gas & Consumable Fuels – 0.5% (0.3% of Total Investments)
75	California Resources Corporation, 144A	8.000%	12/15/22	B-	57,281
500	Denbury Resources Inc.	6.375%	8/15/21	CCC	415,000
1,814	Denbury Resources Inc., 144A	9.250%	3/31/22	B	1,836,675
2,389	Total Oil, Gas & Consumable Fuels				2,308,956

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Pharmaceuticals – 0.5% (0.3% of Total Investments)
$733	Advanz Pharma Corporation	8.000%	9/06/24	B-	$685,355
1,500	Bausch Health Cos Inc., 144A	6.500%	3/15/22	Ba2	1,552,500
2,233	Total Pharmaceuticals				2,237,855
	Real Estate Management & Development – 0.7% (0.4% of Total Investments)
3,250	Realogy Group LLC, 144A	5.250%	12/01/21	B	3,274,375
	Semiconductors & Semiconductor Equipment – 0.3% (0.2% of Total Investments)
1,394	Advanced Micro Devices Inc.	7.500%	8/15/22	B+	1,557,795
	Wireless Telecommunication Services – 1.9% (1.2% of Total Investments)
750	Level 3 Financing Inc.	5.375%	8/15/22	BB	752,812
900	Sprint Communications Inc.	7.000%	8/15/20	B+	933,750
6,000	Sprint Corporation	7.875%	9/15/23	B+	6,240,000
500	Sprint Corporation	7.125%	6/15/24	B+	501,094
8,150	Total Wireless Telecommunication Services				8,427,656
$82,922	Total Corporate Bonds (cost $72,782,536)				61,648,645

Shares	Description (1)	Value
	COMMON STOCKS – 2.3% (1.5% of Total Investments)
	Diversified Consumer Services – 0.1% (0.1% of Total Investments)
42,867	Cengage Learning Holdings II Inc., (8), (9)	$371,528
	Energy Equipment & Services – 0.4% (0.2% of Total Investments)
29,321	C&J Energy Services Inc., (9)	411,960
63,862	Transocean Ltd	501,955
2,534	Vantage Drilling International, (8), (9)	652,505
	Total Energy Equipment & Services	1,566,420
	Health Care Providers & Services – 0.0% (0.0% of Total Investments)
54,276	Millennium Health LLC, (8), (9)	1,899
50,560	Millennium Health LLC, (7), (9)	52,483
47,462	Millennium Health LLC, (7), (9)	49,228
	Total Health Care Providers & Services	103,610
	Internet & Direct Marketing Retail – 0.0% (0.0% of Total Investments)
12,030	Catalina Marketing Corporation, (8), (9)	48,120
	Marine – 0.2% (0.1% of Total Investments)
4,721	HGIM Corporation, (8), (9)	160,514
21,097	HGIM Corporation, (8)	717,298
	Total Marine	877,812
	Media – 0.7% (0.5% of Total Investments)
75,263	Cumulus Media Inc., (9)	1,363,766

JRO	Nuveen Floating Rate Income Opportunity Fund (continued)
Portfolio of Investments April 30, 2019
(Unaudited)
Shares	Description (1)	Value
	Media (continued)
1,318,561	Hibu PLC, (8), (9)	$320,410
23,363	Metro-Goldwyn-Mayer Inc., (8), (9)	1,635,410
36,087	Tribune Media Company, (8)	19,848
	Total Media	3,339,434
	Pharmaceuticals – 0.1% (0.1% of Total Investments)
22,941	Advanz Pharma Corporation, (9)	409,956
	Software – 0.8% (0.5% of Total Investments)
193,243	Avaya Holdings Corporation, (9)	3,687,077
	Specialty Retail – 0.0% (0.0% of Total Investments)
8,181	Gymboree Holding Corporation, (8), (9)	4,091
22,273	Gymboree Holding Corporation, (8), (9)	11,136
	Total Specialty Retail	15,227
	Total Common Stocks (cost $20,384,731)	10,419,184

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	ASSET-BACKED SECURITIES – 0.9% ( 0.5% of Total Investments)
$675	Bristol Park CLO LTD, Series 2016-1A, 144A, (3-Month LIBOR reference rate + 7.250% spread), (10)	9.847%	4/15/29	Ba3	$673,809
800	Dryden 50 Senior Loan Fund, Series 2017-50A, 144A, (3-Month LIBOR reference rate + 6.260% spread), (10)	8.857%	7/15/30	Ba3	776,285
750	Gilbert Park CLO LTD, Series 2017-1A, 144A, (3-Month LIBOR reference rate + 6.400% spread), (10)	9.187%	10/15/30	Ba3	731,815
1,250	Madison Park Funding Limited, Collateralized Loan Obligations, Series 2012-10A, 144A, (3-Month LIBOR reference rate + 5.500% spread), (10)	8.092%	4/20/26	Ba3	1,241,485
400	Neuberger Berman Loan Advisers CLO 28 Limited, Series 2018-28A, 144A, (3-Month LIBOR reference rate + 5.600% spread), (10)	8.192%	4/20/30	BB-	374,565
$3,875	Total Asset-Backed Securities (cost $3,798,984)				3,797,959

Shares	Description (1)	Value
	COMMON STOCK RIGHTS – 0.1% (0.1% of Total Investments)
	Oil, Gas & Consumable Fuels – 0.1% (0.1% of Total Investments)
2,721	Fieldwood Energy LLC, (8), (9)	$92,968
13,466	Fieldwood Energy LLC, (8), (9)	460,093
	Total Common Stock Rights (cost $384,387)	553,061

Shares	Description (1)	Value
	WARRANTS – 0.0% (0.0% of Total Investments)
15,619	Avaya Holdings Corporation, (8)	$46,857
	Total Warrants (cost $1,460,830)	46,857
	Total Long-Term Investments (cost $737,916,449)	705,921,729

Shares	Description (1)	Coupon	Value
	SHORT-TERM INVESTMENTS – 4.4% (2.7% of Total Investments)
	INVESTMENT COMPANIES – 4.4% (2.7% of Total Investments)
19,950,019	BlackRock Liquidity Funds T-Fund Portfolio, (11)	2.332% (12)	$19,950,019
	Total Short-Term Investments (cost $19,950,019)		19,950,019
	Total Investments (cost $757,866,468) – 161.0%		725,871,748
	Borrowings – (39.7)% (13), (14)		(178,800,000)
	Term Preferred Shares, net of deferred offering costs – (18.4)% (15)		(83,020,018)
	Other Assets Less Liabilities – (2.9)% (16)		(13,208,586)
	Net Assets Applicable to Common Shares – 100%		$450,843,144
Investments in Derivatives
Interest Rate Swaps - OTC Uncleared
Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Maturity Date	Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	$10,000,000	Pay	1-Month LIBOR	2.500%(17)	Monthly	1/01/22(18)	$(50,238)	$(50,238)
Morgan Stanley Capital Services LLC	21,000,000	Pay	1-Month LIBOR	2.500%(19)	Monthly	4/01/22(20)	(171,057)	(171,057)
Morgan Stanley Capital Services LLC	8,000,000	Pay	1-Month LIBOR	3.000%(21)	Monthly	12/01/23(22)	(26,712)	(26,712)
Morgan Stanley Capital Services LLC	45,000,000	Pay	1-Month LIBOR	4.000%	Monthly	1/01/27(23)	(192,061)	(192,061)
Total	$84,000,000						$(440,068)	$(440,068)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

JRO	Nuveen Floating Rate Income Opportunity Fund (continued)
Portfolio of Investments April 30, 2019
(Unaudited)
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Variable Rate Senior Loan Interests	$ —	$629,456,023	$ —	$629,456,023
Corporate Bonds	—	61,648,645	—*	61,648,645
Common Stocks	6,374,714	3,942,759	101,711	10,419,184
Asset-Backed Securities	—	3,797,959	—	3,797,959
Common Stock Rights	—	553,061	—	553,061
Warrants	—	46,857	—	46,857
Short-Term Investments:
Investment Companies	19,950,019	—	—	19,950,019
Investments in Derivatives:
Interest Rate Swaps**	—	(440,068)	—	(440,068)
Total	$26,324,733	$699,005,236	$101,711	$725,431,680

*	Value equals zero as of the end of the reporting period.
**	Represents net unrealized appreciation (depreciation).

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(3)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(5)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6)	Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.
(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(8)	For fair value measurement disclosure purposes, investment classified as Level 2.
(9)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(10)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(11)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
(12)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.
(13)	Borrowings as a percentage of Total Investments is 24.6%.
(14)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(15)	Term Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 11.4%.
(16)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives, when applicable.
(17)	Effective January 1, 2020, the fixed rate paid by the Fund increased according to a predetermined schedule as specified in the swap contract. Additionally, this fixed rate increase will continue to occur every twelve months on specific dates through the swap contract’s termination date.
(18)	This interest rate swap has an optional early termination date beginning on January 1, 2019 and monthly thereafter through the termination date as specified in the swap contract.
(19)	Effective April 1, 2020, the fixed rate paid by the Fund increased according to a predetermined schedule as specified in the swap contract. Additionally, this fixed rate increase will continue to occur every twelve months on specific dates through the swap contract’s termination date.
(20)	This interest rate swap has an optional early termination date beginning on July 1, 2019 and monthly thereafter through the termination date as specified in the swap contract.
(21)	Effective December 1, 2018, the fixed rate paid by the Fund increased according to a predetermined schedule as specified in the swap contract. Additionally, this fixed rate increase will continue to occur every two years on specific dates through the swap contract’s termination date.
(22)	This interest rate swap has an optional early termination date beginning on December 1, 2018 and monthly thereafter through the termination date as specified in the swap contract.
(23)	This interest rate swap has an optional early termination date beginning on January 1, 2021 and monthly thereafter through the termination date as specified in the swap contract.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
DD1	Portion of investment purchased on a delayed delivery basis.
LIBOR	London Inter-Bank Offered Rate
N/A	Not applicable
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
WI/DD	Purchased on a when-issued or delayed delivery basis.